Fair Value Measurements - Significant Unobservable Inputs (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
GMWB/GMWBL | Minimum | Investment contract | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	15.00%	[1]	15.00%	[1]
Interest rate implied volatility	0.20%	[1]	0.10%	[1]
Equity Funds	50.00%	[1]	50.00%	[1]
Equity and Fixed Income Funds	(20.00%)	[1]	(20.00%)	[1]
Interest Rates and Equity Funds	(30.00%)	[1]	(25.00%)	[1]
Nonperformance risk	0.03%	[1]	0.10%	[1]
Benefit Utilization	85.00%	[1],[2],[3],[4]	85.00%	[1],[5]
Partial Withdrawals	0.00%	[1]	0.00%	[1]
Lapses	0.08%	[1],[6]	0.08%	[1],[7]
Policyholder Deposits	0.00%	[1],[3]	0.00%	[1],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1],[8]	0.00%	[1],[8]
GMWB/GMWBL | Maximum | Investment contract | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	25.00%	[1]	25.00%	[1]
Interest rate implied volatility	17.00%	[1]	19.00%	[1]
Equity Funds	98.00%	[1]	98.00%	[1]
Equity and Fixed Income Funds	44.00%	[1]	44.00%	[1]
Interest Rates and Equity Funds	(16.00%)	[1]	(16.00%)	[1]
Nonperformance risk	1.30%	[1]	1.30%	[1]
Benefit Utilization	100.00%	[1],[2]	100.00%	[1],[5]
Partial Withdrawals	10.00%	[1]	10.00%	[1]
Lapses	32.00%	[1],[6]	32.00%	[1],[7]
Policyholder Deposits	0.00%	[1],[3]	0.00%	[1],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1],[8]	0.00%	[1],[8]
GMAB | Minimum | Investment contract | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	15.00%	[1]	15.00%	[1]
Interest rate implied volatility	0.20%	[1]	0.10%	[1]
Equity Funds	50.00%	[1]	50.00%	[1]
Equity and Fixed Income Funds	(20.00%)	[1]	(20.00%)	[1]
Interest Rates and Equity Funds	(30.00%)	[1]	(25.00%)	[1]
Nonperformance risk	0.03%	[1]	0.10%	[1]
Benefit Utilization	0.00%	[1]	0.00%	[1]
Partial Withdrawals			0.00%	[1]
Lapses	0.08%	[1],[6]	0.08%	[1],[7]
Policyholder Deposits	0.00%	[1],[3]	0.00%	[1],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1],[8]	0.00%	[1],[8]
GMAB | Maximum | Investment contract | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	25.00%	[1]	25.00%	[1]
Interest rate implied volatility	17.00%	[1]	19.00%	[1]
Equity Funds	98.00%	[1]	98.00%	[1]
Equity and Fixed Income Funds	44.00%	[1]	44.00%	[1]
Interest Rates and Equity Funds	(16.00%)	[1]	(16.00%)	[1]
Nonperformance risk	1.30%	[1]	1.30%	[1]
Benefit Utilization	0.00%	[1]	0.00%	[1]
Partial Withdrawals	10.00%	[1]	10.00%	[1]
Lapses	31.00%	[1],[6]	31.00%	[1],[7]
Policyholder Deposits	0.00%	[1],[3]	0.00%	[1],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1],[8]	0.00%	[1],[8]
Within annuity products | Minimum | Investment contract | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	0.00%	[1]	0.00%	[1]
Interest rate implied volatility	0.00%	[1]	0.00%	[1]
Equity Funds	0.00%	[1]	0.00%	[1]
Equity and Fixed Income Funds	0.00%	[1]	0.00%	[1]
Interest Rates and Equity Funds	0.00%	[1]	0.00%	[1]
Nonperformance risk	0.03%	[1]	0.10%	[1]
Benefit Utilization	0.00%	[1]	0.00%	[1]
Partial Withdrawals	0.00%	[1]	0.00%	[1]
Lapses	0.00%	[1],[6]	0.00%	[1],[7]
Policyholder Deposits	0.00%	[1],[3]	0.00%	[1],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1]	0.00%	[1]
Within annuity products | Maximum | Investment contract | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	0.00%	[1]	0.00%	[1]
Interest rate implied volatility	0.00%	[1]	0.00%	[1]
Equity Funds	0.00%	[1]	0.00%	[1]
Equity and Fixed Income Funds	0.00%	[1]	0.00%	[1]
Interest Rates and Equity Funds	0.00%	[1]	0.00%	[1]
Nonperformance risk	1.30%	[1]	1.30%	[1]
Benefit Utilization	0.00%	[1]	0.00%	[1]
Partial Withdrawals	0.00%	[1]	0.00%	[1]
Lapses	10.00%	[1],[6]	10.00%	[1],[7]
Policyholder Deposits	0.00%	[1],[3]	0.00%	[1],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1]	0.00%	[1]
Stabilizer / MCG
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Percentage of Plans	100.00%		100.00%
Stabilizer / MCG | Minimum | Derivative Financial Instruments, Liabilities | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	0.00%	[1]	0.00%	[1]
Interest rate implied volatility	0.20%	[1]	0.00%	[1]
Equity Funds	0.00%	[1]	0.00%	[1]
Equity and Fixed Income Funds	0.00%	[1]	0.00%	[1]
Interest Rates and Equity Funds	0.00%	[1]	0.00%	[1]
Nonperformance risk	0.03%	[1]	0.10%	[1]
Benefit Utilization	0.00%	[1]	0.00%	[1]
Partial Withdrawals	0.00%	[1]	0.00%	[1]
Lapses	0.00%	[1],[9]	0.00%	[1],[10]
Actuarial Assumptions, Lapses under percent threshold	0.00%		0.00%
Policyholder Deposits	0.00%	[1],[3],[9]	0.00%	[1],[10],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1]	0.00%	[1]
Actuarial Assumptions, Policyholder Deposits under percent threshold	0.00%		0.00%
Stabilizer / MCG | Maximum | Derivative Financial Instruments, Liabilities | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Long-term equity implied volatility	0.00%	[1]	0.00%	[1]
Interest rate implied volatility	8.10%	[1]	7.60%	[1]
Equity Funds	0.00%	[1]	0.00%	[1]
Equity and Fixed Income Funds	0.00%	[1]	0.00%	[1]
Interest Rates and Equity Funds	0.00%	[1]	0.00%	[1]
Nonperformance risk	1.30%	[1]	1.30%	[1]
Benefit Utilization	0.00%	[1]	0.00%	[1]
Partial Withdrawals	0.00%	[1]	0.00%	[1]
Lapses	55.00%	[1],[9]	55.00%	[1],[10]
Actuarial Assumptions, Lapses under percent threshold	25.00%		25.00%
Policyholder Deposits	60.00%	[1],[3],[9]	60.00%	[1],[10],[3]
Fair Value Inputs, Actuarial Assumptions, Mortality	0.00%	[1]	0.00%	[1]
Actuarial Assumptions, Policyholder Deposits under percent threshold	30.00%		30.00%
Stabilizer (Investment Only) and MCG Contracts
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Percentage of Plans	87.00%		87.00%
Stabilizer (Investment Only) and MCG Contracts | Minimum | Derivative Financial Instruments, Liabilities | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.00%		0.00%
Actuarial Assumptions, Lapses under percent threshold	0.00%		0.00%
Policyholder Deposits	0.00%		0.00%
Actuarial Assumptions, Policyholder Deposits under percent threshold	0.00%		0.00%
Stabilizer (Investment Only) and MCG Contracts | Maximum | Derivative Financial Instruments, Liabilities | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	30.00%		30.00%
Actuarial Assumptions, Lapses under percent threshold	15.00%		15.00%
Policyholder Deposits	55.00%		55.00%
Actuarial Assumptions, Policyholder Deposits under percent threshold	20.00%		20.00%
Stabilizer with Recordkeeping Agreements
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Percentage of Plans	13.00%		13.00%
Stabilizer with Recordkeeping Agreements | Minimum | Derivative Financial Instruments, Liabilities | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.00%		0.00%
Actuarial Assumptions, Lapses under percent threshold	0.00%		0.00%
Policyholder Deposits	0.00%		0.00%
Actuarial Assumptions, Policyholder Deposits under percent threshold	0.00%		0.00%
Stabilizer with Recordkeeping Agreements | Maximum | Derivative Financial Instruments, Liabilities | Market Approach Valuation Technique
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	55.00%		55.00%
Actuarial Assumptions, Lapses under percent threshold	25.00%		25.00%
Policyholder Deposits	60.00%		60.00%
Actuarial Assumptions, Policyholder Deposits under percent threshold	30.00%		30.00%

[1]	Represents the range of reasonable assumptions that management has used in its fair value calculations.
[2]	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of June 30, 2013 (account value amounts are in $ billions). Account Values Attained Age Group In the Money Out of the Money Total Average Expected Delay (Years) < 60 $ 3.3 $ 0.3 $ 3.6 5.5 60-69 6.9 0.4 7.3 1.6 70+ 4.5 0.2 4.7 0.1 $ 14.7 $ 0.9 $ 15.6 2.5
[3]	Measured as a percentage of assets under management or assets under administration.
[4]	Reported in Other investments on the Consolidated Balance Sheets.
[5]	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts that are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2012 (account value amounts are in $ billions). Account Values Attained Age Group In the Money Out of the Money Total Average Expected Delay (Years) < 60 $ 3.5 $ 0.3 $ 3.8 5.5 60-69 7.0 0.4 7.4 1.9 70+ 4.3 0.1 4.4 0.2 $ 14.8 $ 0.8 $ 15.6 2.8
[6]	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of June 30, 2013 (account value amounts are in $ billions). GMAB GMWB/GMWBL Moneyness Account Value Lapse Range Account Value Lapse Range During Surrender Charge Period In the Money** $ - * 0.08% to 8.2% $ 7.6 0.08% to 5.8% Out of the Money - * 0.41% to 12% 0.7 0.35% to 12% After Surrender Charge Period In the Money** $ - * 2.4% to 22% $ 7.0 1.5% to 17% Out of the Money 0.1 12% to 31% 0.7 3.2% to 32% * Less than $0.1. ** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
[7]	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2012 (account value amounts are in $ billions). GMAB GMWB/GMWBL Moneyness Account Value Lapse Range Account Value Lapse Range During Surrender Charge Period In the Money ** $ - 0.08% to 8.2% $ 8.8 0.08% to 5.8 % Out of the Money - 0.41% to 12% 0.9 0.35% to 12 % After Surrender Charge Period In the Money ** - 2.4% to 22% 6.2 1.5% to 17 % Out of the Money 0.1 12% to 31% 0.6 3.2% to 32% ** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
[8]	The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
[9]	Stabilizer contracts with recordkeeping agreements have a different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below: Percentage of Plans Overall Range of Lapse Rates Range of Lapse Rates for 85% of Plans Overall Range of Policyholder Deposits Range of Policyholder Deposits for 85% of Plans Stabilizer (Investment Only) and MCG Contracts 87% 0-30% 0-15% 0-55% 0-20% Stabilizer with Recordkeeping Agreements 13% 0-55% 0-25% 0-60% 0-30% Aggregate of all plans 100% 0-55% 0-25% 0-60% 0-30%
[10]	Stabilizer contracts with recordkeeping agreements have a different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below: Percentage of Plans Overall Range of Lapse Rates Range of Lapse Rates for 85% of Plans Overall Range of Policyholder Deposits Range of Policyholder Deposits for 85% of Plans Stabilizer (Investment Only) and MCG Contracts 87% 0-30% 0-15% 0-55% 0-20 % Stabilizer with Recordkeeping Agreements 13% 0-55% 0-25% 0-60% 0-30 % Aggregate of all plans 100% 0-55% 0-25% 0-60% 0-30%